UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments:

Putnam International Growth Fund

The fund's portfolio
6/30/16 (Unaudited)

COMMON STOCKS (95.4%)(a)
			Shares	Value

Aerospace and defense (1.5%)

Airbus Group SE (France)			30,894	$1,793,965

Thales SA (France)			19,967	1,675,760

Zodiac Aerospace (France)			31,084	731,424

				4,201,149
Airlines (1.4%)

International Consolidated Airlines Group SA (Spain)			321,451	1,609,144

Japan Airlines Co., Ltd. (Japan)			72,800	2,336,625

				3,945,769
Automobiles (1.0%)

Fiat Chrysler Automobiles NV (Italy)			257,227	1,587,872

Yamaha Motor Co., Ltd. (Japan)			79,700	1,206,923

				2,794,795
Banks (3.5%)

Credicorp, Ltd. (Peru)			11,000	1,697,630

Grupo Financiero Banorte SAB de CV (Mexico)			459,000	2,565,322

ING Groep NV GDR (Netherlands)			91,652	952,614

Metro Bank PLC (United Kingdom)(NON)			43,622	1,058,913

Natixis SA (France)			222,115	853,092

Permanent TSB Group Holdings PLC (Ireland)(NON)			571,891	1,076,717

Turkiye Garanti Bankasi AS (Turkey)			540,651	1,442,701

				9,646,989
Beverages (3.9%)

Anheuser-Busch InBev SA/NV (Belgium)			60,272	7,922,731

SABMiller PLC (United Kingdom)			32,957	1,921,289

Vina Concha y Toro SA ADR (Chile)			28,300	898,242

				10,742,262
Biotechnology (3.7%)

Celgene Corp.(NON)			13,800	1,361,094

Grifols SA ADR (Spain)			165,330	2,756,051

Medivation, Inc.(NON)			37,708	2,273,792

Shire PLC (United Kingdom)			58,787	3,620,072

				10,011,009
Capital markets (0.4%)

KKR & Co. LP			79,800	984,732

				984,732
Chemicals (1.9%)

Akzo Nobel NV (Netherlands)			55,382	3,484,254

Dow Chemical Co. (The)			32,200	1,600,662

				5,084,916
Commercial services and supplies (3.0%)

dorma + kaba Holding AG Class B (Switzerland)			4,653	3,246,301

Regus PLC (United Kingdom)			702,680	2,710,546

Tyco International PLC			53,300	2,270,580

				8,227,427
Communications equipment (1.1%)

Nokia OYJ (Finland)(NON)			519,937	2,954,644

				2,954,644
Construction and engineering (1.6%)

Kumagai Gumi Co., Ltd. (Japan)			1,049,000	2,952,720

Surya Semesta Internusa Tbk PT (Indonesia)			10,404,100	492,435

Sweco AB Class B (Sweden)			51,628	893,724

				4,338,879
Consumer finance (0.8%)

Shriram Transport Finance Co., Ltd. (India)			124,425	2,222,962

				2,222,962
Containers and packaging (0.6%)

Smurfit Kappa Group PLC (Ireland)			79,684	1,766,278

				1,766,278
Diversified financial services (1.4%)

Challenger, Ltd. (Australia)			539,835	3,504,441

Euronext NV 144A (France)			12,786	473,645

				3,978,086
Diversified telecommunication services (5.7%)

Cellnex Telecom SAU 144A (Spain)			131,986	2,070,294

Com Hem Holding AB (Sweden)			362,363	3,071,217

Nippon Telegraph & Telephone Corp. (Japan)			110,200	5,173,174

Numericable-SFR SA (France)			71,026	1,797,799

Telecom Italia SpA RSP (Italy)			3,336,273	2,146,505

Vocus Communications, Ltd. (Australia)			211,057	1,360,541

				15,619,530
Electronic equipment, instruments, and components (1.2%)

Murata Manufacturing Co., Ltd. (Japan)			28,100	3,152,212

				3,152,212
Food and staples retail (2.7%)

AIN Holdings, Inc. (Japan)			57,800	4,473,205

Wal-Mart de Mexico SAB de CV (Mexico)			653,000	1,570,839

X5 Retail Group NV GDR (Russia)(NON)			67,700	1,344,088

				7,388,132
Food products (6.5%)

Associated British Foods PLC (United Kingdom)			92,121	3,340,132

Barry Callebaut AG (Switzerland)			1,766	2,168,957

Kerry Group PLC Class A (Ireland)			38,533	3,423,612

Nomad Foods, Ltd. (United Kingdom)(NON)			176,717	1,410,202

Orkla ASA (Norway)			280,808	2,487,341

S Foods, Inc. (Japan)			42,200	1,127,461

Salmar ASA (Norway)			41,827	1,249,043

Tokyo Electric Power Company Holdings, Inc. (Norway)			294,714	2,462,165

				17,668,913
Health-care equipment and supplies (0.7%)

Sartorius AG (Preference) (Germany)			26,308	1,928,350

				1,928,350
Health-care technology (1.1%)

CompuGroup Medical SE (Germany)			70,244	2,921,010

				2,921,010
Hotels, restaurants, and leisure (3.7%)

Ardent Leisure Group (Units) (Australia)			516,390	728,280

Compass Group PLC (United Kingdom)			321,456	6,127,463

Cox & Kings, Ltd. (India)			468,719	1,173,180

Dalata Hotel Group PLC (Ireland)(NON)			540,471	2,180,216

				10,209,139
Household durables (0.9%)

Basso Industry Corp. (Taiwan)			652,000	1,857,234

Berkeley Group Holdings PLC (United Kingdom)			20,507	698,099

				2,555,333
Household products (1.6%)

Henkel AG & Co. KGaA (Preference) (Germany)			35,645	4,334,413

				4,334,413
Insurance (4.8%)

Admiral Group PLC (United Kingdom)			64,169	1,751,454

AIA Group, Ltd. (Hong Kong)			949,000	5,718,540

Anicom Holdings, Inc. (Japan)			77,900	2,181,723

Prudential PLC (United Kingdom)			128,317	2,185,983

St James's Place PLC (United Kingdom)			117,992	1,263,835

				13,101,535
Internet and catalog retail (1.5%)

Amazon.com, Inc.(NON)			2,800	2,003,736

Ctrip.com International, Ltd. ADR (China)(NON)(S)			22,200	914,640

Delivery Hero Holding GmbH (acquired 6/12/15, cost $1,255,426) (Private) (Germany)(F)(RES)(NON)			163	1,018,859

FabFurnish GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)			5	4

Global Fashion Holding SA (acquired 8/2/13, cost $351,064) (Private) (Brazil)(F)(RES)(NON)			8,287	59,230

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)			5	4

New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private) (Brazil)(F)(RES)(NON)			2	2

				3,996,475
Internet software and services (3.2%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			31,739	2,524,203

Criteo SA ADR (France)(NON)(S)			40,200	1,845,984

Facebook, Inc. Class A(NON)			12,600	1,439,928

Tencent Holdings, Ltd. (China)			124,700	2,840,879

				8,650,994
IT Services (1.0%)

Sopra Steria Group (France)			12,915	1,340,401

Worldpay Group PLC (United Kingdom)(NON)			418,797	1,524,381

				2,864,782
Life sciences tools and services (0.7%)

Clinigen Group PLC (United Kingdom)			235,317	1,905,935

				1,905,935
Media (4.8%)

Global Mediacom Tbk PT (Indonesia)			21,786,700	1,633,009

ITV PLC (United Kingdom)			852,204	2,058,611

Nippon Television Holdings, Inc. (Japan)			134,000	2,195,012

Stroeer SE & Co. KGaA (Germany)(S)			30,170	1,380,854

WPP PLC (United Kingdom)			175,765	3,649,357

Zee Entertainment Enterprises, Ltd. (India)			305,028	2,071,389

				12,988,232
Metals and mining (0.8%)

Dominion Diamond Corp. (Canada)			71,000	627,640

Northern Star Resources, Ltd. (Australia)			416,331	1,537,329

				2,164,969
Multi-utilities (1.3%)

Veolia Environnement SA (France)			161,241	3,502,884

				3,502,884
Oil, gas, and consumable fuels (2.6%)

EOG Resources, Inc.			27,600	2,302,392

Royal Dutch Shell PLC Class A (United Kingdom)			172,356	4,705,904

				7,008,296
Personal products (0.4%)

Kao Corp. (Japan)			19,900	1,148,408

				1,148,408
Pharmaceuticals (8.4%)

Allergan PLC(NON)			14,400	3,327,696

Astellas Pharma, Inc. (Japan)			203,100	3,178,371

AstraZeneca PLC (United Kingdom)			41,382	2,463,429

Aurobindo Pharma, Ltd. (India)			141,933	1,560,621

Jazz Pharmaceuticals PLC(NON)			9,261	1,308,672

Novartis AG (Switzerland)			86,163	7,088,094

Roche Holding AG (Switzerland)			8,768	2,315,020

Shionogi & Co., Ltd. (Japan)			31,500	1,713,131

				22,955,034
Real estate investment trusts (REITs) (2.3%)

Hibernia REIT PLC (Ireland)			2,142,143	3,196,253

Japan Hotel REIT Investment Corp (Japan)			3,678	3,091,752

				6,288,005
Real estate management and development (1.8%)

Foxtons Group PLC (United Kingdom)			766,388	1,130,388

Kennedy-Wilson Holdings, Inc.			108,205	2,051,567

Mitsui Fudosan Co., Ltd. (Japan)			73,000	1,666,440

				4,848,395
Road and rail (0.9%)

ComfortDelgro Corp., Ltd. (Singapore)			1,224,300	2,509,321

				2,509,321
Semiconductors and semiconductor equipment (1.4%)

ASML Holding NV (Netherlands)			11,264	1,116,523

SK Hynix, Inc. (South Korea)			38,977	1,107,803

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			309,000	1,562,479

				3,786,805
Software (2.9%)

COLOPL, Inc. (Japan)			74,700	1,477,561

Mobileye NV (Israel)(NON)(S)			43,900	2,025,546

NetSuite, Inc.(NON)			10,900	793,520

Nintendo Co., Ltd. (Japan)			16,200	2,311,499

RIB Software AG (Germany)(S)			143,484	1,392,889

				8,001,015
Technology hardware, storage, and peripherals (0.3%)

Casetek Holdings, Ltd. (Taiwan)			252,000	883,365

				883,365
Textiles, apparel, and luxury goods (0.8%)

Luxottica Group SpA (Italy)			46,506	2,266,021

				2,266,021
Thrifts and mortgage finance (0.9%)

Housing Development Finance Corp., Ltd. (HDFC) (India)			130,917	2,442,780

				2,442,780
Tobacco (1.2%)

Japan Tobacco, Inc. (Japan)			79,700	3,192,830

				3,192,830
Trading companies and distributors (1.6%)

Ashtead Group PLC (United Kingdom)			195,787	2,809,764

Wolseley PLC (United Kingdom)			27,903	1,446,078

				4,255,842
Transportation infrastructure (0.5%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)			249,000	1,234,217

				1,234,217
Water utilities (0.8%)

China Water Affairs Group, Ltd. (China)			3,770,000	2,182,248

				2,182,248
Wireless telecommunication services (0.6%)

Vodafone Group PLC (United Kingdom)			546,807	1,664,584

				1,664,584

Total common stocks (cost $257,028,810)				$260,519,901

WARRANTS (1.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)(F)	7/24/17	$0.00	287,600	$1,092,912

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	0.00	342,000	1,674,583

Total warrants (cost $2,276,304)				$2,767,495

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, February 15, 2041(i)			$41,504	$55,104

U.S. Treasury Notes 1.375%, October 31, 2020(i)			171,000	174,490

Total U.S. treasury obligations (cost $229,594)				$229,594

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration		Contract
	date/strike price		amount	Value

FTSE 100 Index (Put)	Jul-16/6,058.33	GBP	3,344	$68,262

Total purchased options outstanding (cost $442,513)				$68,262

SHORT-TERM INVESTMENTS (6.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.64%(d)		Shares	8,465,667	$8,465,667

Putnam Short Term Investment Fund 0.47%(AFF)		Shares	8,756,786	8,756,786

SSgA Prime Money Market Fund Class N 0.39%(P)		Shares	780,000	$780,000

U.S. Treasury Bills 0.24%, July 21, 2016			$11,000	10,999

U.S. Treasury Bills 0.21%, July 7, 2016(SEGSF)			542,000	541,995

Total short-term investments (cost $18,555,433)				$18,555,447

TOTAL INVESTMENTS

Total investments (cost $278,532,654)(b)				$282,140,699

FORWARD CURRENCY CONTRACTS at 6/30/16 (aggregate face value $78,360,334) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	7/21/16	$779,121	$791,027	$11,906
	British Pound	Sell	9/21/16	940,826	1,019,179	78,353
	Canadian Dollar	Buy	7/21/16	2,965,867	2,952,686	13,181
Barclays Bank PLC
	British Pound	Sell	9/21/16	699,292	769,788	70,496
	Euro	Sell	9/21/16	843,127	865,936	22,809
	Hong Kong Dollar	Buy	8/18/16	1,313,580	1,312,288	1,292
	Japanese Yen	Buy	8/18/16	1,313,152	1,273,467	39,685
	Singapore Dollar	Buy	8/18/16	1,520,653	1,533,649	(12,996)
	Swiss Franc	Buy	9/21/16	1,555,298	1,537,054	18,244
Citibank, N.A.
	British Pound	Buy	9/21/16	1,251,238	1,335,090	(83,852)
	Danish Krone	Buy	9/21/16	3,603,862	3,614,572	(10,710)
	Euro	Sell	9/21/16	2,225,562	2,235,997	10,435
	Japanese Yen	Buy	8/18/16	4,939,936	4,992,105	(52,169)
	Mexican Peso	Sell	7/21/16	3,391,532	3,521,025	129,493
Credit Suisse International
	Canadian Dollar	Sell	7/21/16	2,027,767	2,001,334	(26,433)
	Euro	Buy	9/21/16	340,322	342,923	(2,601)
	Japanese Yen	Sell	8/18/16	2,300,753	2,173,521	(127,232)
	New Zealand Dollar	Buy	7/21/16	504,885	482,736	22,149
Goldman Sachs International
	Australian Dollar	Buy	7/21/16	2,395,948	2,387,330	8,618
	Euro	Sell	9/21/16	1,805,668	1,837,564	31,896
HSBC Bank USA, National Association
	British Pound	Sell	9/21/16	2,833,536	3,067,230	233,694
	Canadian Dollar	Buy	7/21/16	1,309,812	1,291,172	18,640
	Euro	Buy	9/21/16	167,045	168,264	(1,219)
JPMorgan Chase Bank N.A.
	British Pound	Sell	9/21/16	2,926,127	3,167,808	241,681
	Canadian Dollar	Sell	7/21/16	363,196	337,016	(26,180)
	Japanese Yen	Buy	8/18/16	1,653,152	1,597,295	55,857
	Norwegian Krone	Sell	9/21/16	3,100,910	3,103,117	2,207
	Singapore Dollar	Sell	8/18/16	443,366	404,653	(38,713)
	South Korean Won	Sell	8/18/16	1,375,612	1,389,944	14,332
	Swedish Krona	Buy	9/21/16	1,631,419	1,649,112	(17,693)
	Swiss Franc	Buy	9/21/16	4,116,705	4,060,510	56,195
State Street Bank and Trust Co.
	British Pound	Sell	9/21/16	1,077,781	1,136,917	59,136
	Euro	Buy	9/21/16	1,841,614	1,855,411	(13,797)
	Israeli Shekel	Sell	7/21/16	222,117	227,458	5,341
	Japanese Yen	Buy	8/18/16	1,874,998	1,798,364	76,634
	Swedish Krona	Buy	9/21/16	68,880	70,288	(1,408)
	Swiss Franc	Buy	9/21/16	5,504,849	5,384,891	119,958
UBS AG
	Australian Dollar	Buy	7/21/16	2,995,065	3,028,399	(33,334)
	Australian Dollar	Sell	7/21/16	3,052,830	3,013,852	(38,978)
	Euro	Buy	9/21/16	1,619,481	1,640,203	(20,722)
	Swiss Franc	Buy	9/21/16	1,934,967	1,912,892	22,075
WestPac Banking Corp.
	Canadian Dollar	Sell	7/21/16	1,091,832	1,076,267	(15,565)

Total						$840,705

WRITTEN OPTIONS OUTSTANDING at 6/30/16 (premiums $300,304) (Unaudited)

	Expiration		Contract
	date/strike price		amount	Value

FTSE 100 Index (Put)	Jul-16/5,933.42	GBP	3,344	$47,049

Total				$47,049

Key to holding's currency abbreviations
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $273,206,796.
(b)	The aggregate identified cost on a tax basis is $279,043,390, resulting in gross unrealized appreciation and depreciation of $27,382,171 and $24,284,862, respectively, or net unrealized appreciation of $3,097,309.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,078,099, or 0.4% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$6,973,787	$81,647,957	$79,864,958	$16,979	$8,756,786
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $8,465,667, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $8,462,014.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $214,138 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	18.2%
	Japan	16.1
	United States	11.4
	Switzerland	5.4
	France	5.1
	Germany	4.8
	Ireland	4.3
	China	4.1
	India	3.5
	Belgium	2.9
	Australia	2.6
	Spain	2.4
	Norway	2.3
	Italy	2.2
	Hong Kong	2.1
	Netherlands	2.0
	Taiwan	1.6
	Mexico	1.5
	Sweden	1.5
	Finland	1.1
	Singapore	0.9
	Indonesia	0.8
	Israel	0.7
	Peru	0.6
	Turkey	0.5
	Russia	0.5
	Other	0.9

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $220,641 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $110,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$2,918,376	$30,813,520	$1,078,099
Consumer staples	3,879,283	40,595,675	—
Energy	2,302,392	4,705,904	—
Financials	7,299,251	36,214,233	—
Health care	11,027,305	28,694,033	—
Industrials	2,270,580	26,442,024	—
Information technology	8,629,181	21,664,636	—
Materials	2,228,302	6,787,861	—
Telecommunication services	—	17,284,114	—
Utilities	—	5,685,132	—
Total common stocks	40,554,670	218,887,132	1,078,099
Purchased options outstanding	—	68,262	—
U.S. treasury obligations	—	229,594	—
Warrants	—	2,767,495	—
Short-term investments	9,536,786	9,018,661	—

Totals by level	$50,091,456	$230,971,144	$1,078,099

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$840,705	$—
Written options outstanding	—	(47,049)	—

Totals by level	$—	$793,656	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,364,307	$523,602
Equity contracts	2,835,757	47,049

Total	$4,200,064	$570,651

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$1,000
Written equity option contracts (contract amount)		$1,000
Forward currency contracts (contract amount)		$106,000,000
Warrants (number of warrants)		630,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$103,440	$152,526	$139,928	$22,149	$40,514	$252,334	$370,272	$261,069	$22,075	$—	$1,364,307
	Purchased options#	—	—	68,262	—	—	—	—	—	—	—	68,262

	Total Assets	$103,440	$152,526	$208,190	$22,149	$40,514	$252,334	$370,272	$261,069	$22,075	$—	$1,432,569

	Liabilities:
	Forward currency contracts#	—	12,996	146,731	156,266	—	1,219	82,586	15,205	93,034	15,565	523,602
	Written options#	—	—	47,049	—	—	—	—	—	—	—	47,049

	Total Liabilities	$—	$12,996	$193,780	$156,266	$—	$1,219	$82,586	$15,205	$93,034	$15,565	$570,651

	Total Financial and Derivative Net Assets	$103,440	$139,530	$14,410	$(134,117)	$40,514	$251,115	$287,686	$245,864	$(70,959)	$(15,565)	$861,918
	Total collateral received (pledged)##†	$—	$55,104	$14,410	$(110,000)	$—	$174,490	$287,686	$245,864	$—	$—
	Net amount	$103,440	$84,426	$—	$(24,117)	$40,514	$76,625	$—	$—	$(70,959)	$(15,565)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2016